CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2015	¥ (7,616,537)		¥ 23		¥ 263,338		¥ 161,137		¥ (8,041,035)
Balances (in shares) at Dec. 31, 2015 | shares			342,548,237	342,548,237
Net loss attributable to iQIYI, Inc.	(3,074,022)								(3,074,022)
Other comprehensive income (loss)	198,233						198,233
Accretion of redeemable convertible preferred shares	(4,874,739)								(4,874,739)
Share-based compensation	62,392				62,392
Balances at Dec. 31, 2016	(15,304,673)		¥ 23		325,730		359,370		(15,989,796)
Balances (in shares) at Dec. 31, 2016 | shares			342,548,237	342,548,237
Net loss attributable to iQIYI, Inc.	(3,736,932)								(3,736,932)
Other comprehensive income (loss)	(266,244)						(266,244)
Extinguishment and reissuance of Series B preferred shares	(363,279)								(363,279)
Accretion of redeemable convertible preferred shares	5,073,140								5,073,140
Issuance of a subsidiary’s equity to noncontrolling interest holders	45,500				41,680						¥ 3,820
Share-based compensation	233,424				233,424
Balances at Dec. 31, 2017	¥ (14,319,064)		¥ 23		600,834		93,126		(15,016,867)		3,820
Balances (in shares) at Dec. 31, 2017 | shares	342,548,237	342,548,237	342,548,237	342,548,237
Cumulative effect of adopting ASC 606	¥ 916,147								916,147
Net loss attributable to iQIYI, Inc.	(9,061,231)								(9,109,776)		48,545
Other comprehensive income (loss)	1,786,864						1,786,820				44
Issuance of ordinary shares upon IPO and underwriters’ partial exercise of over-allotment option, net of issuance costs	14,836,310		¥ 58		14,836,252
Issuance of ordinary shares upon IPO and underwriters’ partial exercise of over-allotment option, net of issuance costs (in shares) | shares			942,525,675	942,525,675
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares	22,900,654		¥ 234		22,900,420
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares (in shares) | shares			3,728,823,500	3,728,823,500
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu	609,344		¥ 4		609,340
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu (in shares) | shares			36,860,691	36,860,691
Capital contribution from parent company pursuant to the traffic acquisition service contract termination (Note 9)	104,200				104,200
Equity component of convertible senior notes, net of issuance costs	361,571				361,571
Purchase of capped call	(464,825)				(464,825)
Exercise of share-based awards	71,001		¥ 2		70,999
Exercise of share-based awards (in shares) | shares			25,059,198	25,059,198
Accretion of redeemable convertible preferred shares	(298,990)								(298,990)
Issuance of a subsidiary’s equity to noncontrolling interest holders	19,500				15,989						3,511
Contingent consideration classified as equity pursuant to the business combination	75,159				75,159
Acquisition of noncontrolling interests pursuant to the business combinations	62,712										62,712
Share-based compensation	556,211				556,211
Balances at Dec. 31, 2018	¥ 18,155,563	$ 2,640,617	¥ 321	$ 47	¥ 39,666,150	$ 5,769,202	¥ 1,879,946	$ 273,427	¥ (23,509,486)	$ (3,419,313)	¥ 118,632	$ 17,254
Balances (in shares) at Dec. 31, 2018 | shares			5,075,817,301	5,075,817,301